Financial instruments - fair values - Summary of detailed information about financial instruments (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Opening balance	€ 13,081	€ 0	€ 0
Gain or loss on initial recognition	0	22,589	22,589
Changes in fair value during the period	5,722	(11,576)
Other decreases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss			(9,508)
Closing balance	€ 18,803	€ 11,013	€ 13,081